Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest and similar income	R$ 200,613,185	R$ 138,223,346	R$ 119,743,371
Interest and similar expenses	(131,311,254)	(55,121,323)	(48,575,687)
Net interest income	69,301,931	83,102,023	71,167,684
Fee and commission income	27,134,207	26,033,007	24,936,454
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	819,355	(11,272,790)	(18,586,403)
Net gains/(losses) on financial assets at fair value through other comprehensive income	2,663,816	(1,081,393)	(1,716,879)
Net gains/(losses) on foreign currency transactions	1,816,918	(425,732)	(1,010,972)
Gross profit from insurance and pension plans	7,264,883	6,073,461	7,578,707
- Insurance and pension income	88,974,993	76,221,161	68,410,501
- Insurance and pension expenses	(81,710,110)	(70,147,700)	(60,831,794)
Other operating income	12,564,972	(6,706,454)	(13,735,547)
Expected loss on loans and advances	(26,365,671)	(9,358,234)	(18,711,841)
Expected loss on other financial assets	2,579,233	(255,975)	(833,434)
Personnel expenses	(21,683,356)	(20,013,692)	(18,965,477)
Other administrative expenses	(17,510,519)	(15,993,155)	(15,484,126)
Depreciation and amortization	(5,663,220)	(5,772,900)	(5,921,030)
Other operating income/(expenses)	(17,503,554)	(18,603,757)	(18,822,246)
Other operating expense	(86,147,087)	(69,997,713)	(78,738,154)
Income before income taxes and share of profit of associates and joint ventures	22,854,023	32,430,863	3,630,437
Share of profit of associates and joint ventures	1,355,926	421,504	444,858
Income before income taxes	24,209,949	32,852,367	4,075,295
Income taxes	(2,992,753)	(9,471,563)	11,958,666
Net income	21,217,196	23,380,804	16,033,961
Attributable to shareholders:
Shareholders of the parent	20,983,690	23,172,322	15,836,862
Non-controlling interests	R$ 233,506	R$ 208,482	R$ 197,099
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
– Earnings per common share	R$ 1.87	R$ 2.07	R$ 1.41
– Earnings per preferred share	R$ 2.06	R$ 2.27	R$ 1.55